Related Party Transactions (Details) - USD ($)								1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 13, 2023	Jan. 13, 2023	Jan. 11, 2023	Jan. 03, 2023	Jan. 03, 2023	Aug. 01, 2022	Aug. 01, 2022	Mar. 31, 2023	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Founder shares vesting, description													The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.		The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the Initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Aggregate loan amount										$ 300,000
Issuance of unsecured promissory note										$ 1,000
Costs paid													$ 25,000		$ 25,000
Principal amount						$ 2,000,000	$ 2,000,000
Outstanding principal balance													755,000		785,000
General and administrative expenses											$ 75,000	$ 225,000	75,000	$ 225,000	300,000	$ 291,000,000
Loan repaid											30,000		30,000
Unpaid principal amount				$ 250,000
Drawdowns aggregating											455,000		1,809,000
Outstanding principal balance											1,809,000		1,809,000		0
Borrowed amount											450,383.33		450,383.33
Borrowed an additional amount													25,000
Accrued liabilities											200,000		$ 200,000		$ 0
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of shares (in Shares)													5,566,667		5,566,667
Warrant price per share (in Dollars per share)													$ 1.5		$ 1.5
Warrants purchase price													$ 8,350,000		$ 8,350,000
Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Notes payable amount											$ 199,000		$ 199,000		$ 199,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)											$ 12		$ 12		$ 12
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)											$ 11.5		$ 11.5		$ 11.5
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Costs paid			$ 3,000,000
Outstanding principal balance			$ 1,750,000
January 3, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Principal amount				$ 250,000
January 3, 2023 [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Costs paid					$ 250,000
Outstanding principal balance								$ 250,000
Principal amount					$ 250,000
January 3, 2023 [Member] | Subsequent Event [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price (in Dollars per share)					$ 1.5
Unpaid principal amount	$ 250,000
January 3, 2023 [Member] | Subsequent Event [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
January 13, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	$ 3,000,000
Warrant price (in Dollars per share)	$ 1.5
January 13, 2023 [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Costs paid		$ 3,000,000
Outstanding principal balance								$ 675,000
Principal amount		$ 3,000,000
Warrant price (in Dollars per share)		$ 1.5
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Unpaid principal amount	$ 675,000
Warrant [Member] | January 3, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Warrant price (in Dollars per share)				$ 1.5
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Related party cost																	$ 25,000
Price per share (in Dollars per share)																	$ 0.003
Aggregate shares issued (in Shares)									7,500,000
Related party costs																	$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)													625,000		625,000
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)																	7,187,500
Sponsor [Member] | Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Costs paid													$ 49,000		$ 49,000